OTHER ASSETS, NET (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS, NET
Tax advance	$ 1,205,870	$ 838,721
Other receivables	891,811	934,979
Marketable and non-marketable for sale assets	856,527	704,982
Prepaid expenses	376,608	365,143
Assets pledged as collateral	295,260	334,190
Receivables related to abandoned accounts	276,087	206,027
Accounts receivable from contracts with customers	177,991	203,198	$ 86,759
Balance in credit card clearing house	163,813	111,905
Receivable Sales of goods and service	93,417	74,830
Operating leases	80,056	74,938
Taxes receivable	49,069	38,001
Commission for letters of credit	24,702	25,607
Debtors	15,723	9,162
Interbank Borrowings not classified as cash equivalents		51,701
Others	213,828	265,237
Total other assets	4,720,762	4,238,621
Allowance others	(1,560)	(1,372)
Total other assets, net	$ 4,719,202	$ 4,237,249